INCOME TAX	12 Months Ended
Jun. 30, 2021
INCOME TAX
INCOME TAX

NOTE 21. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and will expire on November 22, 2022.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and will expire on October 31, 2021.

Gain (loss) before provision for income taxes consisted of:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Outside China areas	¥(28,447,953)	¥(10,160,525)	¥4,011,449	$621,174
China	3,064,024	(9,679,757)	(30,402,528)	(4,707,838)
Total	¥(25,383,929)	¥(19,840,282)	¥(26,391,079)	$(4,086,664)

Deferred tax asset, net is composed of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for credit losses	¥1,180,160	¥2,137,968	$331,065
Impairment for inventory	—	160,791	24,899
Impairment loss from investment in unconsolidated entity	605,660	—	—
Net operating loss carryforwards	10,441,633	15,741,037	2,437,503
Subtotal	¥12,227,453	¥18,039,796	$2,793,467
Less: Valuation allowance	(12,162,660)	(17,427,464)	(2,698,647)
Total deferred tax assets	¥64,793	¥612,332	$94,820
Deferred tax Liability:
Accelerated amortization of intangible assets	¥(64,793)	¥(92,032)	$(14,251)
Gain on the previously held equity method investment	—	(146,888)	(22,746)
Recognition of customer relationship arising from business combinations	—	(997,500)	(154,463)
Total deferred tax liability	¥(64,793)	¥(1,236,420)	(191,460)
Deferred tax liability, net	¥—	¥(624,088)	$(96,640)

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at PRC statutory rates	¥(6,318,111)	¥(4,960,454)	¥(6,597,770)	$(1,021,666)
Nondeductible expenses and others	(56,127)	232,213	338,058	52,348
Effect of tax rate differential	6,378,169	2,008,824	626,245	96,974
Benefit of revenue exempted from enterprise income tax	(279,352)	(266,548)	(57,250)	(8,865)
Change in valuation allowances	673,898	3,268,287	5,264,804	815,256
Tax refund	—	—	(98,338)	(15,227)
Provision (benefit) for income tax	¥398,477	¥282,322	¥(524,251)	$(81,180)

The Company’s income tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥398,477	¥282,322	¥(98,338)	$(15,228)
Deferred income tax benefit	—	—	(425,913)	(65,952)
Expense (benefit) for income tax	¥398,477	¥282,322	¥(524,251)	$(81,180)